                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                -----------------

Check here if Amendment [  ]; Amendment Number:  ________
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Crossroads Investment Company, L.P.
          -----------------------------------
Address:  1717 Main Street
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          Suite 2500
          ----------
          Dallas, TX  75201
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Form 13F File Number:  28-
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brad K. Heppner
         -----------------------
Title:   Chief Executive Officer
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Phone:   (214) 698-2777
         -----------------------

Signature, Place, and Date of Signing:

         /s/ Brad K. Heppner              Dallas, TX          January 22, 2001
     ---------------------------         -------------       ------------------
             [Signature]                 [City, Place]             [Date]

Report Type (Check only one.):

[X] 13F holdings report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F notice. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F combination report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                            FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:         15
                                           -----------

Form 13F Information Table Value Total:      $70,465
                                           -----------
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE
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                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
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          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CUSIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADC                       Common      000886101  3,660        201,943  SH           Sole           None         201,943   0      0
Telecommunications, Inc.  Stock
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Agile Software Corp.      Common      00846X105  3,749         75,937  SH           Sole           None          75,937   0      0
                          Stock
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Ariba, Inc.               Common      04033V104  1,288         24,018  SH           Sole           None          24,018   0      0
                          Stock
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Cisco Systems, Inc.       Common      17275R102  22,128       578,517  SH           Sole           None         578,517   0      0
                          Stock
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Deltagen, Inc.            Common      24783R103  8,330        798,084  SH           Sole           None         798,084   0      0
                          Stock
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Ditech Communications     Common      25500M103  161           10,000  SH           Sole           None          10,000   0      0
Corporation               Stock
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Efficient Networks, Inc.  Common      282056100  3,167        222,248  SH           Sole           None         222,248   0      0
                          Stock
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Lucent Technologies, Inc. Common      549463107  2,147        159,055  SH           Sole           None         159,055   0      0
                          Stock
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Nortel Networks Corp.     Common      656568102  900           28,059  SH           Sole           None          28,059   0      0
                          Stock
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Openwave Systems, Inc.    Common      683718100  2,614         54,533  SH           Sole           None          54,533   0      0
                          Stock
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Orchid Biosciences, Inc.  Common      68571P100  3,187        227,677  SH           Sole           None         227,677   0      0
                          Stock
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Quintus Corporation       Common      748798105  0             34,578  SH           Sole           None          34,578   0      0
                          Stock
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Sycamore Networks, Inc.   Common      871206108  15,141       406,478  SH           Sole           None         406,478   0      0
                          Stock
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Vignette Corporation      Common      926734104  2,975        165,281  SH           Sole           None         165,281   0      0
                          Stock
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Watchguard Technologies,  Common      941105108  1,017         32,156  SH           Sole           None          32,156   0      0
Inc.                      Stock
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